Note 1 - Basis of Presentation and General Information (Details Textual)		12 Months Ended
	May 30, 2018 shares	Dec. 31, 2022 shares	Dec. 31, 2024	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas				7
The Pittas Family [Member] | Preferred Friends Investment Company, Inc [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner			48.20%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,254,830	65,130